Fees Summary	Dec. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 172,785,228.10
Previously Paid Amount	0.00
Total Fee Amount	23,861.65
Total Offset Amount	0.00
Net Fee	$ 23,861.65